16. Borrowings and financing (Details 2) R$ in Thousands	Dec. 31, 2017 BRL (R$)
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	R$ 1,746,755
2019	1,779,363
2020	2,242,482
2021	858,401
2022	843,483
2023	634,128
2024 to 2038	3,996,354
Total	12,100,966
Local currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	1,199,384
2019	1,238,508
2020	778,583
2021	582,913
2022	567,995
2023	362,038
2024 to 2038	1,698,724
Total	6,428,145
Local currency | Debentures
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	901,480
2019	1,022,262
2020	576,364
2021	375,660
2022	354,807
2023	159,790
2024 to 2038	97,223
Total	3,487,586
Local currency | Brazilian Federal Savings Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	78,487
2019	69,516
2020	71,998
2021	75,721
2022	79,743
2023	71,768
2024 to 2038	785,853
Total	1,233,086
Local currency | BNDES
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	98,523
2019	112,594
2020	94,467
2021	94,019
2022	94,019
2023	88,335
2024 to 2038	451,101
Total	1,033,058
Local currency | Leasing
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	17,573
2019	32,766
2020	34,384
2021	36,143
2022	38,056
2023	40,775
2024 to 2038	361,920
Total	561,617
Local currency | Other
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	1,466
2019	1,370
2020	1,370
2021	1,370
2022	1,370
2023	1,370
2024 to 2038	2,627
Total	10,943
Local currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	101,855
2019	0
2020	0
2021	0
2022	0
2023	0
2024 to 2038	0
Total	101,855
Foreign currency
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	547,371
2019	540,855
2020	1,463,899
2021	275,488
2022	275,488
2023	272,090
2024 to 2038	2,297,630
Total	5,672,821
Foreign currency | Interest and charges
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	37,462
2019	0
2020	0
2021	0
2022	0
2023	0
2024 to 2038	0
Total	37,462
Foreign currency | BID
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	115,757
2019	115,757
2020	115,757
2021	115,757
2022	115,757
2023	115,758
2024 to 2038	1,034,572
Total	1,729,115
Foreign currency | BIRD
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	0
2019	10,056
2020	20,112
2021	20,112
2022	20,112
2023	20,113
2024 to 2038	211,160
Total	301,665
Foreign currency | Deutsche Bank
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	248,100
2019	242,343
2020	0
2021	0
2022	0
2023	0
2024 to 2038	0
Total	490,443
Foreign currency | Eurobonds
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	0
2019	0
2020	1,155,331
2021	0
2022	0
2023	0
2024 to 2038	0
Total	1,155,331
Foreign currency | JICA
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	66,851
2019	114,173
2020	114,173
2021	114,173
2022	114,173
2023	114,173
2024 to 2038	1,051,898
Total	1,689,614
Foreign currency | BID 1983AB
SummaryOfBorrowingsAndFinancingLineItems [Line Items]
2018	79,201
2019	58,526
2020	58,526
2021	25,446
2022	25,446
2023	22,046
2024 to 2038	0
Total	R$ 269,191